Redeemable Convertible Preferred Shares - Schedule of Redeemable Convertible Preferred Shares Activities (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Redeemable Convertible Preferred Shares - Schedule of Redeemable Convertible Preferred Shares Activities (Details) [Line Items]
Balance (in Shares) | shares	4,507,316	4,507,316	4,507,316	2,136,377
Balance	¥ 1,368,520,061		¥ 1,149,874,154	¥ 517,049,423
Issuance of Redeemable Convertible Preferred Shares to C-1 investors, net of issuance costs (in Shares) | shares	563	563		502,147
Issuance of Redeemable Convertible Preferred Shares to C-1 investors, net of issuance costs	¥ 60,170			¥ 15,477,848
Redeemable Convertible Preferred Shares exercised from 2021 Warrants (in Shares) | shares				1,115,505
Redeemable Convertible Preferred Shares exercised from 2021 Warrants				¥ 174,498,135
Redeemable Convertible Preferred Shares issued to and exercised from PFI Warrant by Black River (in Shares) | shares				753,287
Redeemable Convertible Preferred Shares issued to and exercised from PFI Warrant by Black River				¥ 94,141,160
Beneficial conversion feature of redeemable convertible preferred shares				(16,942,439)
Accretion of Redeemable Convertible Preferred Shares	¥ 110,112,796	$ 15,509,063	109,089,609	381,218,518
Automatic conversion of Class A ordinary shares upon IPO (in Shares) | shares	(4,507,844)	(4,507,844)
Automatic conversion of Class A ordinary shares upon IPO	¥ (1,514,715,956)
Foreign currency translation adjustment	¥ 36,022,929		¥ 109,556,298	¥ (15,568,491)
Others (in Shares) | shares	(35)	(35)
Balance (in Shares) | shares			4,507,316	4,507,316
Balance			¥ 1,368,520,061	¥ 1,149,874,154
Series A Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares - Schedule of Redeemable Convertible Preferred Shares Activities (Details) [Line Items]
Balance (in Shares) | shares	724,939	724,939	724,939	724,939
Balance	¥ 78,343,351		¥ 64,034,764	¥ 58,511,842
Accretion of Redeemable Convertible Preferred Shares	¥ 8,413,619		8,144,087	6,938,024
Automatic conversion of Class A ordinary shares upon IPO (in Shares) | shares	(724,936)	(724,936)
Automatic conversion of Class A ordinary shares upon IPO	¥ (88,851,534)
Foreign currency translation adjustment	¥ 2,094,564		¥ 6,164,500	¥ (1,415,102)
Others (in Shares) | shares	(3)	(3)
Others
Balance (in Shares) | shares			724,939	724,939
Balance			¥ 78,343,351	¥ 64,034,764
Series A-1 Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares - Schedule of Redeemable Convertible Preferred Shares Activities (Details) [Line Items]
Balance (in Shares) | shares	276,940	276,940	276,940	276,940
Balance	¥ 65,189,547		¥ 53,283,363	¥ 48,687,737
Accretion of Redeemable Convertible Preferred Shares	¥ 7,000,977		6,776,699	5,773,133
Automatic conversion of Class A ordinary shares upon IPO (in Shares) | shares	(276,936)	(276,936)
Automatic conversion of Class A ordinary shares upon IPO	¥ (73,933,412)
Foreign currency translation adjustment	¥ 1,742,888		¥ 5,129,485	¥ (1,177,507)
Others (in Shares) | shares	(4)	(4)
Others
Balance (in Shares) | shares			276,940	276,940
Balance			¥ 65,189,547	¥ 53,283,363
Series B Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares - Schedule of Redeemable Convertible Preferred Shares Activities (Details) [Line Items]
Balance (in Shares) | shares	227,751	227,751	227,751	227,751
Balance	¥ 90,688,766		¥ 74,125,418	¥ 67,732,191
Accretion of Redeemable Convertible Preferred Shares	¥ 9,739,445		9,427,439	8,031,324
Automatic conversion of Class A ordinary shares upon IPO (in Shares) | shares	(227,748)	(227,748)
Automatic conversion of Class A ordinary shares upon IPO	¥ (102,852,838)
Foreign currency translation adjustment	¥ 2,424,627		¥ 7,135,909	¥ (1,638,097)
Others (in Shares) | shares	(3)	(3)
Others
Balance (in Shares) | shares			227,751	227,751
Balance			¥ 90,688,766	¥ 74,125,418
Series B-1 Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares - Schedule of Redeemable Convertible Preferred Shares Activities (Details) [Line Items]
Balance (in Shares) | shares	228,813	228,813	228,813	228,813
Balance	¥ 100,365,667		¥ 82,034,938	¥ 74,959,524
Accretion of Redeemable Convertible Preferred Shares	¥ 10,778,688		10,433,390	8,888,302
Automatic conversion of Class A ordinary shares upon IPO (in Shares) | shares	(228,811)	(228,811)
Automatic conversion of Class A ordinary shares upon IPO	¥ (113,827,704)
Foreign currency translation adjustment	¥ 2,683,349		¥ 7,897,339	¥ (1,812,888)
Others (in Shares) | shares	(2)	(2)
Others
Balance (in Shares) | shares			228,813	228,813
Balance			¥ 100,365,667	¥ 82,034,938
Series B-2 Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares - Schedule of Redeemable Convertible Preferred Shares Activities (Details) [Line Items]
Balance (in Shares) | shares	387,525	387,525	387,525	387,525
Balance	¥ 181,300,496		¥ 153,676,314	¥ 145,622,729
Beneficial conversion feature of redeemable convertible preferred shares				(4,711,740)
Accretion of Redeemable Convertible Preferred Shares	¥ 13,007,081		13,029,935	16,161,629
Automatic conversion of Class A ordinary shares upon IPO (in Shares) | shares	(387,524)	(387,524)
Automatic conversion of Class A ordinary shares upon IPO	¥ (199,066,600)
Foreign currency translation adjustment	¥ 4,759,023		¥ 14,594,247	¥ (3,396,304)
Others (in Shares) | shares	(1)	(1)
Balance (in Shares) | shares			387,525	387,525
Balance			¥ 181,300,496	¥ 153,676,314
Series C Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares - Schedule of Redeemable Convertible Preferred Shares Activities (Details) [Line Items]
Balance (in Shares) | shares	290,409	290,409	290,409	290,409
Balance	¥ 151,311,737		¥ 128,256,848	¥ 121,535,400
Beneficial conversion feature of redeemable convertible preferred shares				(10,564,815)
Accretion of Redeemable Convertible Preferred Shares	¥ 10,855,591		10,874,665	20,034,136
Automatic conversion of Class A ordinary shares upon IPO (in Shares) | shares	(290,405)	(290,405)
Automatic conversion of Class A ordinary shares upon IPO	¥ (166,139,167)
Foreign currency translation adjustment	¥ 3,971,839		¥ 12,180,224	¥ (2,747,873)
Others (in Shares) | shares	(4)	(4)
Balance (in Shares) | shares			290,409	290,409
Balance			¥ 151,311,737	¥ 128,256,848
Series C-1 Redeemable Convertible Preferred Shares [Member]
Redeemable Convertible Preferred Shares - Schedule of Redeemable Convertible Preferred Shares Activities (Details) [Line Items]
Balance (in Shares) | shares	2,370,939	2,370,939	2,370,939
Balance	¥ 701,320,497		¥ 594,462,509
Issuance of Redeemable Convertible Preferred Shares to C-1 investors, net of issuance costs (in Shares) | shares	563	563		502,147
Issuance of Redeemable Convertible Preferred Shares to C-1 investors, net of issuance costs	¥ 60,170			¥ 15,477,848
Redeemable Convertible Preferred Shares exercised from 2021 Warrants (in Shares) | shares				1,115,505
Redeemable Convertible Preferred Shares exercised from 2021 Warrants				¥ 174,498,135
Redeemable Convertible Preferred Shares issued to and exercised from PFI Warrant by Black River (in Shares) | shares				753,287
Redeemable Convertible Preferred Shares issued to and exercised from PFI Warrant by Black River				¥ 94,141,160
Beneficial conversion feature of redeemable convertible preferred shares				(1,665,884)
Accretion of Redeemable Convertible Preferred Shares	¥ 50,317,395		50,403,394	315,391,970
Automatic conversion of Class A ordinary shares upon IPO (in Shares) | shares	(2,371,484)	(2,371,484)
Automatic conversion of Class A ordinary shares upon IPO	¥ (770,044,701)
Foreign currency translation adjustment	¥ 18,346,639		¥ 56,454,594	¥ (3,380,720)
Others (in Shares) | shares	(18)	(18)
Balance (in Shares) | shares			2,370,939	2,370,939
Balance			¥ 701,320,497	¥ 594,462,509